Financial liabilities - OCEANE (Details) € / shares in Units, € in Thousands, $ in Millions							12 Months Ended			145 Months Ended
	Dec. 23, 2025 EUR (€)	Oct. 24, 2023 EUR (€) shares	Oct. 24, 2023 USD ($) shares	Aug. 24, 2023 EUR (€) € / shares	Feb. 22, 2023 € / shares shares	Jul. 30, 2021 EUR (€) € / shares shares	Dec. 31, 2025 EUR (€) € / shares shares	Dec. 31, 2024 EUR (€) € / shares	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2025 EUR (€) € / shares	Jun. 21, 2024 € / shares	Mar. 28, 2024 € / shares	Nov. 02, 2023 € / shares	Aug. 20, 2023 € / shares
Disclosure of detailed information about borrowings [line items]
Capital increase from issuance of ordinary shares (in shares) | shares		20,325,500	20,325,500		20,000,000		11,679,400		40,325,500
Equity issuance, subscripion price per share (in euro per share) | € / shares					€ 6.50
Capital increases		€ 223,300	$ 235.8				€ 648,124	€ 0	€ 353,377	€ 1,194,700
Net proceeds from convertible loan notes									55,841
Repayments of convertible loan notes				€ 33,000			€ 2,188	€ 8,750	€ 27,188
Loss of extinguishment	€ 3,838
Volatility
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities				1.00%			1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Ordinary share price (in euro per share)
Disclosure of detailed information about borrowings [line items]
Amount of reasonably possible increase in unobservable input, liabilities (in euro per share) | € / shares				€ 1			€ 1	€ 1	€ 1	€ 1	€ 1	€ 1	€ 1	€ 1
Risk-free rate
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities				1.00%			1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
OCEANE
Disclosure of detailed information about borrowings [line items]
Fair value of convertible notes				€ 1,762
OCEANE | Volatility
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets				€ 80
OCEANE | Volatility | Monte Carlo model
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities				0.37		0.53
OCEANE | Credit spread | Monte Carlo model
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities				0.1398		0.1400
OCEANE | Ordinary share price (in euro per share)
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets				€ 364
OCEANE | Ordinary share price (in euro per share) | Monte Carlo model
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities | € / shares				16.74		31.50
OCEANE | Risk-free rate
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets				€ 121
OCEANE | Risk-free rate | Monte Carlo model
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities				0.0322
OCEANE
Disclosure of detailed information about borrowings [line items]
Proceeds from issuing shares and convertible loan notes						€ 85,000
Capital increase from issuance of ordinary shares (in shares) | shares						1,964,031
Equity issuance, subscripion price per share (in euro per share) | € / shares						€ 30.55
Capital increases						€ 60,000
Net proceeds from convertible loan notes						€ 25,000
Repayments of convertible loan notes				€ 25,102					€ 25,000
Loss of extinguishment							€ 3,069
OCEANE | After 18 months
Disclosure of detailed information about borrowings [line items]
Conversion price, adjustment, period						18 months
OCEANE | After 24 months
Disclosure of detailed information about borrowings [line items]
Conversion price, adjustment, period						24 months
OCEANE | After 36 months
Disclosure of detailed information about borrowings [line items]
Conversion price, adjustment, period						36 months